S000021937 [Member] Investment Risks - Causeway Global Value Fund	Sep. 30, 2025
Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stock Risk. Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI ACWI Index.

Small and Medium Cap Risk [Member]
Prospectus [Line Items]
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Small and Medium Cap Risk. The Fund may invest in smaller and medium capitalization issuers. The values of securities of smaller and medium capitalization companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Because of these and other risks, securities of smaller and medium capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. During some periods, securities of smaller and medium capitalization companies, as asset classes, have underperformed the securities of larger capitalization companies.

Dividend Paying Stock Risk [Member]
Prospectus [Line Items]
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Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non‑dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

Derivatives Risks [Member]
Prospectus [Line Items]
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Derivatives Risk. The Fund’s use of futures contracts subjects the Fund to additional risks. Futures contracts are derivative instruments, which can be volatile and involve special risks, including leverage risk and basis risk (the risk that the value of the investment will not react in parallel with the value of the reference index), in addition to market risk, credit risk, liquidity risk, operational risk and legal risk.

Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
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Foreign and Emerging Markets Risk. In addition, because the Fund invests a significant portion of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and US and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than US securities. These risks are higher for emerging markets investments.

Market and Selection Risk [Member]
Prospectus [Line Items]
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Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling, and it is possible that such changes will be sharp and unpredictable. Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation and social unrest) in one country or region might adversely impact a different country or region. Also, the Investment
Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. The Investment Adviser’s use of quantitative screens and techniques may be adversely affected if it relies on erroneous or outdated data. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.